GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Goodwill) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill at the beginning of the year		¥ 181,322,013	¥ 96,255,546
Additions due to acquisitions		¥ 2,920,000	90,590,680
Impairment of goodwill			(5,524,213)
Goodwill at the end of the year	$ 28,442,066	¥ 184,242,013	¥ 181,322,013	¥ 96,255,546